497(e)
                                                                      333-142454

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information dated May 1, 2008 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


1.  PORTFOLIO NAME CHANGES

    Effective on or about December 1, 2008, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                   New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Large Cap Growth     EQ/Large Cap Growth Index
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Quality Bond         EQ/Quality Bond PLUS
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Value                EQ/Large Cap Value PLUS
    ----------------------------------------------------------------------------
    EQ/FI Mid Cap                             EQ/Mid Cap Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Certain Portfolios' Sub-Adviser(s) will also change. Effective on or about December 1, 2008, the Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "RIA features and benefits", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s),
Portfolio Name                 Objective                                                  as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS     Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                          o Hirayama Investments, LLC
                                                                                          o SSgA Funds Management, Inc.
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS         Seeks to achieve long-term growth of capital with a        o AXA Equitable
                               secondary objective to seek reasonable current income.     o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable      o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS       Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                          o Institutional Capital LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS        Seeks to achieve capital appreciation.                     o AXA Equitable
                                                                                          o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index               Seeks to achieve long-term growth of capital.              o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(11/08)                                                                  (11/08)
NB/IF (AR)                                                                x02270

------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS       Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS        Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                            moderate risk to capital.                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3.   FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) and EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios is deleted from the Prospectus.


------------------------------------------------------------------------------------------------------------------------------------
                                                                   TRUST RELATED EXPENSES
                              ------------------------------------------------------------------------------------------------------
                                                                   Acquired Fund   Total Annual                       Net Total
                                                                     Fees and        Expenses       Fee Waivers        Annual
                                                                     Expenses        (Before      and/or Expense      Expenses
                                Management     12b-1    Other      (Underlying       Expense        Reimburse-     (After Expense
 Portfolio Name                    Fees        Fees    Expenses     Portfolios)     Limitations)        ments        Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index        0.35%        0.25%     0.13%         --              0.73%           --               0.73%
 EQ/Large Cap Value PLUS          0.46%          --      0.16%         --              0.62%           --               0.62%
 EQ/Mid Cap Index                 0.35%        0.25%     0.12%         --              0.72%           --               0.72%
 EQ/Quality Bond PLUS             0.40%          --      0.19%         --              0.59%           --               0.59%
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces the information shown under "Example" in the Prospectus. (Portfolios whose names are changing are listed below under their new names.)


------------------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your contract        If you annuitize at the        If you do not surrender your
                                       at the end of the                    the end of the             contract at the end of the
                                     applicable time period             applicable time period           applicable time period
                                 1       3        5     10         1       3        5        10          1      3       5      10
 Portfolio Name                year    years    years  years      year   years    years     years      year   years   years   years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index      $816   $1,157   $1,509   $2,239    $373   $785    $1,220    $2,414      $198   $610   $1,045  $2,239
EQ/Large Cap Value PLUS        $806   $1,124   $1,453   $2,117    $362   $751    $1,161    $2,292      $187   $576   $  986  $2,117
EQ/Mid Cap Index               $815   $1,154   $1,504   $2,228    $372   $782    $1,215    $2,403      $197   $607   $1,040  $2,228
EQ/Quality Bond PLUS           $808   $1,130   $1,463   $2,140    $364   $757    $1,172    $2,315      $189   $582   $  997  $2,140
------------------------------------------------------------------------------------------------------------------------------------

Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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